APPLIED FINANCE SELECT FUND

Schedule of Investments

July 31, 2025 (unaudited)

		Shares	Value
99.12%	COMMON STOCKS
11.22%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	93,699	$17,980,838
	Meta Platforms, Inc.	26,339	20,371,636
	Verizon Communications, Inc.	377,858	16,157,208
	The Walt Disney Co.	151,499	18,045,046
			72,554,728
9.93% CONSUMER DISCRETIONARY
Aptiv plc(A)	215,795	14,812,169
Darden Restaurants, Inc.	62,097	12,523,102
DR Horton, Inc.	100,271	14,322,710
LKQ Corp.	350,743	10,336,396
Lowe's Companies, Inc.	54,679	12,224,584
		64,218,961
5.36% CONSUMER STAPLES
Constellation Brands, Inc.	51,037	8,525,220
Keurig Dr Pepper, Inc.	280,854	9,169,883
Target Corp.	87,916	8,835,558
Tyson Foods, Inc. Class A	155,328	8,123,654
		34,654,315
2.89% ENERGY
ConocoPhillips	97,668	9,311,667
Valero Energy Corp.	68,126	9,354,381
		18,666,048
13.85% FINANCIALS
Ameriprise Financial, Inc.	24,638	12,767,165
Bank of America Corp.	290,875	13,749,661
Fiserv, Inc.(A)	75,981	10,556,800
JPMorgan Chase & Co.	48,795	14,455,031
Mastercard, Inc. Class A	23,435	13,275,224
MetLife, Inc.	159,048	12,079,696
The Travelers Companies, Inc	48,656	12,662,237
		89,545,814

APPLIED FINANCE SELECT FUND

Schedule of Investments

July 31, 2025 (unaudited)

	Shares	Value
9.72% HEALTH CARE
CVS Health Corp.	116,204	$7,216,268
Danaher Corp.	39,798	7,846,574
Incyte Corp.(A)	133,907	10,028,295
McKesson Corp.	11,228	7,787,067
Merck & Company, Inc.	91,034	7,111,576
Regeneron Pharmaceuticals, Inc.	13,052	7,119,344
Stryker Corp.	20,380	8,003,837
Thermo Fisher Scientific, Inc.	16,585	7,756,473
		62,869,434
8.89% INDUSTRIALS
Cummins, Inc.	31,278	11,498,418
Quanta Services, Inc.	33,371	13,552,964
Union Pacific Corp.	43,308	9,613,077
United Rentals, Inc.	13,938	12,306,418
Wabtec Corp.	54,847	10,533,366
		57,504,243
14.72% INFORMATION TECHNOLOGY-Hardware
Apple, Inc.	91,772	19,049,114
Applied Materials, Inc.	112,018	20,169,961
HP, Inc.	718,473	17,818,130
International Business Machines Corp.	70,688	17,894,667
KLA Corp.	23,004	20,221,206
		95,153,078
15.98% INFORMATION TECHNOLOGY-Software and Services
Adobe, Inc.(A)	49,557	17,726,043
Cisco Systems, Inc.	297,894	20,280,624
Microsoft Corp.	42,000	22,407,000
Oracle Corp.	96,803	24,565,697
Roper Technologies, Inc.	33,388	18,376,755
		103,356,119
1.77% MATERIALS
The Sherwin-Williams Co	17,185	5,686,173
Steel Dynamics, Inc.	45,000	5,740,200
		11,426,373

APPLIED FINANCE SELECT FUND

Schedule of Investments

July 31, 2025 (unaudited)

		Shares	Value
2.44%	REAL ESTATE
	CBRE Group, Inc.(A)	101,172	$15,756,527
2.35%	UTILITIES
	DTE Energy Co.	52,413	7,254,483
	Public Service Enterprise Group, Inc.	88,216	7,920,915
			15,175,398
99.12%	TOTAL COMMON STOCKS
			640,881,038
0.68%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.170%(B)	4,343,868	4,343,868
99.80%	TOTAL INVESTMENTS		645,224,906
0.20%	Other assets, net of liabilities		1,315,849
100.00%	NET ASSETS		$646,540,755

(A)Non-income producing.

(B)Effective 7 day yield as of July 31, 2025.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$640,881,038	$-	$-	640,881,038
MONEY MARKET FUND	4,343,868	-	-	4,343,868
TOTAL INVESTMENTS	$645,224,906	$-	$-	$645,224,906

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $508,045,090, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$158,202,188
		Gross unrealized depreciation		(21,022,372)
		Net unrealized appreciation		$137,179,816